Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2013 Subsequent Event Scenario, Forecast	Dec. 31, 2012 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2011 Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2011 Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2010 Voluntary Separation Employee	Dec. 31, 2012 Return Seeking Assets	Dec. 31, 2012 Liability Hedging Assets	Dec. 31, 2012 Qualified Pension Trusts	Dec. 31, 2012 Non Qualified Pension Plans	Dec. 31, 2012 Other Postretirement Benefit Plans	Dec. 31, 2013 Other Postretirement Benefit Plans Subsequent Event Scenario, Forecast	Sep. 30, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc.	Dec. 10, 2012 Verizon Management Pension Plan Liabilities Expected to be Purchased by The Prudential Insurance Company of America and Prudential Financial Inc. Subsequent Event Employee	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2010 Pension	Dec. 31, 2012 Pension Charges Primarily Driven By Decrease In Discount Rate Assumption	Dec. 31, 2012 Pension Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets	Dec. 31, 2012 Pension Annuitization Benefit	Dec. 31, 2012 Pension Severance charges to management employees	Dec. 31, 2012 Verizon Management Defined Benefit Pension Plan Employees Employee
Defined Benefit Plan Disclosure [Line Items]
Management Retirees Covered By Group Annuity Contract																								43,000
Accumulated benefit obligation for all defined benefit pension plans	$ 26,500,000,000	$ 30,300,000,000
Define benefits postretirement plans amortized from accumulated other comprehensive loss	200,000,000
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)	10
Target allocation percentage of assets									70.00%	30.00%
Defined benefit plan contributions by employer											900,000,000	200,000,000	1,500,000,000		2,600,000,000		3,719,000,000	512,000,000
Defined benefit plan contributions by employer in next fiscal year				100,000,000										1,500,000,000
Number of unallocated shares of common stock in ESOP	711,000
Number of allocated shares of common stock in ESOP	64,000,000
Total savings plan cost	700,000,000	700,000,000	700,000,000
Number of Retirees Covered Under Group Annuity Contract																41,000
Severance, pension and benefit charges	7,186,000,000	5,954,000,000	3,054,000,000			5,000,000,000	900,000,000													5,300,000,000	700,000,000	1,000,000,000	400,000,000
Discount Rate		5.00%	5.75%														4.20%	5.00%
Expected return on plan assets	7.50%	8.00%															7.50%	8.00%	8.50%
Actual return on assets					10.00%		5.00%
Number of management employees	4,000
Remeasurement gain (loss)			(600,000,000)														(5,542,000,000)	(4,146,000,000)	166,000,000
Number of employees included in planned workforce reductions		2,500						11,900
Severance costs			1,200,000,000
Pension and postretirement curtailment losses and special termination benefits			$ 1,300,000,000